Note 6 - Stock-based Compensation Expense (Details Textual) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.73	$ 2.87
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 738,281	$ 1,449,405
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 7 months 6 days	2 years
Prepaid Expense, Value of Stock Issued for Services During Period		$ 104,167	$ 24,000
Research and Development Expense [Member]
Warrant Issuance Expense	$ 209,825